Summary of Significant Accounting Policies - Restricted Cash (Details) $ in Thousands	1 Months Ended
	Oct. 31, 2021 USD ($) contract	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Restricted Cash and Cash Equivalents Items
Restricted cash		$ 325	$ 338	$ 786
Number of contracts | contract	2
Proceeds from deposits from customers	$ 127
Security deposit
Restricted Cash and Cash Equivalents Items
Restricted cash		$ 200